1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Other Comprehensive Income (loss) and Accumulated Other Comprehensive Income (loss) (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Recognition of accumulated foreign currency translation adjustments	$ 203,553
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest
Recognition of accumulated foreign currency translation adjustments	$ 203,553